CREDIT FROM BANKING INSTITUTIONS (Schedule of Amount to be Paid) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
First year	$ 355
Second year	237
Total	$ 592